Federated High Income Bond Fund, Inc.
Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.0%
	Aerospace/Defense—1.3%
$ 400,000	TransDigm UK Holdings PLC, Sr. Sub., Series WI, 6.875%, 5/15/2026	$ 405,750
1,800,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	1,887,750
900,000	TransDigm, Inc., Sr. Sub. Note, 144A, 7.500%, 3/15/2027	941,625
2,300,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	2,328,750
725,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	736,781
1,975,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	2,007,094
400,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	406,000
	TOTAL	8,713,750
	Automotive—3.0%
2,725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,173,187
575,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	570,688
2,250,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	2,252,812
900,000	BCD Acquisition, Inc., 144A, 9.625%, 9/15/2023	948,375
1,975,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	2,086,094
775,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	799,219
550,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	524,563
1,125,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	1,112,344
125,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	127,031
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	327,438
625,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	626,562
1,425,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	1,460,625
375,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	390,469
3,575,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	3,691,187
2,975,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	2,911,781
	TOTAL	20,002,375
	Banking—0.4%
2,450,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	2,719,255
	Building Materials—2.0%
150,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	155,812
2,775,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	2,903,344
1,425,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	1,519,406
2,450,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	2,486,750
720,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2023	744,300
500,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	516,250
2,150,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,101,625
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,892,750
	TOTAL	13,320,237
	Cable Satellite—9.0%
425,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	440,406
1,700,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,787,125
2,550,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	2,612,934
975,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,022,824
1,950,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,996,215
1,550,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,608,683
625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	646,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$ 150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	$ 157,125
1,125,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	1,189,688
600,000		CSC Holdings LLC, 144A, 5.375%, 7/15/2023	618,000
525,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	551,880
1,725,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	1,729,313
1,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	1,353,375
825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	901,828
1,075,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	1,152,938
875,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	964,950
1,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	1,491,050
2,325,000		CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,447,062
925,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	963,156
1,725,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,830,656
575,000		Charter Communications Holdings II, 5.125%, 2/15/2023	585,523
1,425,000		Charter Communications Holdings II, 5.750%, 1/15/2024	1,460,447
450,000		DISH DBS Corp., 5.000%, 3/15/2023	436,500
3,125,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	2,968,750
1,000,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	982,500
325,000		Intelsat Jackson Holdings S.A., 144A, 8.000%, 2/15/2024	339,625
1,750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,741,250
650,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	669,500
1,650,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,513,875
1,475,000		Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	1,497,125
2,450,000		Sirius XM Radio, Inc., 144A, 6.000%, 7/15/2024	2,527,175
1,875,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	1,923,337
1,000,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	1,035,000
900,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	924,930
3,600,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,672,000
300,000		Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, 144A, 5.000%, 1/15/2025	310,500
1,625,000		Unitymedia KabelBW Gmbh, 144A, 6.125%, 1/15/2025	1,698,531
3,000,000		Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	3,085,380
1,000,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,016,250
1,225,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,272,457
200,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	208,000
2,675,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,734,412
1,725,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,737,937
		TOTAL	59,807,087
		Chemicals—2.2%
925,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	913,438
2,100,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	2,079,000
2,225,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,127,656
1,300,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	1,360,125
2,625,000	[1,2]	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,047,500
625,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	629,688
2,525,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	2,379,812
500,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	508,125
2,300,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	2,374,750
		TOTAL	14,420,094

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—0.7%
$1,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	$ 1,175,875
750,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	772,500
675,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	732,375
575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	606,625
625,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	652,344
600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	641,250
	TOTAL	4,580,969
	Consumer Cyclical Services—0.8%
475,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	483,906
2,650,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	2,656,625
2,100,000	GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	2,084,250
	TOTAL	5,224,781
	Consumer Products—1.5%
600,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	618,000
400,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	406,000
1,625,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	1,762,849
1,050,000	First Quality Finance Co., Inc., 144A, 4.625%, 5/15/2021	1,051,313
275,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 7/1/2025	277,750
2,900,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	2,925,375
2,625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	2,759,531
	TOTAL	9,800,818
	Diversified Manufacturing—1.4%
525,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	548,625
450,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	477,563
350,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	375,813
400,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	405,000
2,444,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	2,448,582
375,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	396,563
1,475,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	1,331,187
1,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,415,750
1,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,596,500
	TOTAL	8,995,583
	Environmental—0.2%
1,625,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	1,661,091
	Finance Companies—2.4%
375,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	400,650
375,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2023	398,235
2,150,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,184,937
325,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	337,188
275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	286,000
600,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	642,750
1,000,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,030,000
500,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2023	518,530
600,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2022	634,866
4,550,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	4,910,496
3,850,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	3,983,518
850,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	848,938
	TOTAL	16,176,108

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—2.5%
$2,550,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	$ 433,500
1,150,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	1,170,125
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,211,719
1,625,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,673,750
2,250,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	2,280,937
650,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	679,250
2,200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	2,238,500
575,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	595,844
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,031,250
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,112,500
2,225,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	2,294,531
	TOTAL	16,721,906
	Gaming—3.6%
450,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	477,734
1,925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	1,994,781
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	290,125
3,375,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	3,383,437
1,325,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	1,399,531
350,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	384,125
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 5.750%, 2/1/2027	188,781
225,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	243,281
450,000	MGM Mirage, Inc., 7.750%, 3/15/2022	502,875
975,000	MGM Resorts International, 6.000%, 3/15/2023	1,059,094
625,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	631,250
600,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	630,750
1,650,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,802,592
1,725,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,696,969
1,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	1,163,250
2,375,000	Rivers Pittsburgh LP, 144A, 6.125%, 8/15/2021	2,416,562
2,750,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	2,915,000
1,800,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,809,000
1,175,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	1,160,313
	TOTAL	24,149,450
	Health Care—10.5%
925,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	944,656
2,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	2,487,812
2,950,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,655,000
800,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	853,200
3,050,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	3,408,375
1,450,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	1,401,063
700,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	674,471
600,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	603,366
1,675,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,139,000
575,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	606,510
2,450,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	1,708,875
1,750,000	HCA, Inc., 5.000%, 3/15/2024	1,907,661
650,000	HCA, Inc., 5.875%, 3/15/2022	710,383
2,400,000	HCA, Inc., 5.875%, 5/1/2023	2,615,712
2,375,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,569,453

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 900,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	$ 972,000
1,325,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,437,625
1,150,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	1,262,125
325,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	359,125
1,525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,586,000
700,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	724,500
2,275,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,388,750
1,525,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,504,031
4,600,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	4,336,420
4,975,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	4,776,000
1,600,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	1,420,000
3,800,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	3,857,000
2,525,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	2,525,000
2,100,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	1,827,000
4,900,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	3,773,000
375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	387,188
700,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	729,750
750,000	Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	771,328
2,300,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	2,317,250
1,125,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,143,281
1,350,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,360,125
2,050,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	2,050,000
375,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	397,050
3,600,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,348,000
	TOTAL	69,538,085
	Health Insurance—0.3%
1,050,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	1,106,437
525,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	557,813
	TOTAL	1,664,250
	Independent Energy—5.2%
1,100,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	1,020,250
625,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	664,781
300,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	275,250
750,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	731,250
1,585,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,608,775
475,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	480,344
575,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	557,031
850,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	841,500
1,050,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,065,750
625,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	563,281
425,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	394,188
2,275,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	2,000,589
2,525,000	Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	2,534,469
1,525,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	1,052,250
125,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	130,156
725,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	766,687
550,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	427,625
825,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	642,469
500,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	432,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 175,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	$ 133,438
950,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	940,500
725,000	Laredo Petroleum, 5.625%, 1/15/2022	676,063
800,000	Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	748,240
1,350,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,353,375
625,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	607,813
625,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	626,563
975,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	960,375
450,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	459,000
225,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	231,750
1,225,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	1,286,250
875,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	846,562
625,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	590,625
1,500,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,323,750
550,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	519,750
1,100,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	1,014,750
475,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	434,625
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	46,500
425,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	400,563
1,675,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	1,532,625
1,275,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	1,227,187
350,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	45,500
1,150,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	109,250
225,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	233,719
1,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	1,629,062
475,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	460,453
	TOTAL	34,627,433
	Industrial - Other—0.8%
800,000	Anixter, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2025	870,000
1,975,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	1,757,750
375,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	390,938
1,200,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,227,000
850,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	886,125
	TOTAL	5,131,813
	Insurance - P&C—3.3%
750,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	775,781
2,225,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	2,019,188
2,050,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	2,132,000
2,425,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,421,969
425,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	428,188
6,700,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,808,875
1,650,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	1,559,250
2,750,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	2,731,987
2,825,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	2,803,812
	TOTAL	21,681,050
	Leisure—0.7%
625,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/31/2024	635,938
2,975,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	3,101,437

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$ 925,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	$ 942,344
		TOTAL	4,679,719
		Lodging—0.5%
625,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2030	646,354
1,600,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 5.125%, 5/1/2026	1,674,000
1,100,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	1,156,375
		TOTAL	3,476,729
		Media Entertainment—5.3%
1,550,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	1,579,062
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	1,363,094
1,650,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,746,937
825,000		Clear Channel Worldwide, Series A, 6.500%, 11/15/2022	847,688
1,450,000		Clear Channel Worldwide, Series B, 6.500%, 11/15/2022	1,482,625
250,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	250,000
900,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	938,250
2,300,000		Gannett Co., Inc., 6.375%, 10/15/2023	2,377,625
150,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	163,125
625,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	638,281
2,325,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,418,000
144,700		iHeartCommunications, Inc., 6.375%, 5/1/2026	154,286
2,425,000	[1,2,3]	iHeartCommunications, Inc., Escrow, 9.000%, 3/1/2021	243
2,762,269		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	2,907,343
450,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	461,250
2,050,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	2,157,420
1,525,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2022	1,547,875
800,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	822,000
2,250,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	2,336,535
1,700,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	1,706,375
500,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	493,750
500,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	518,750
2,175,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	2,229,375
375,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	369,375
1,775,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,821,061
2,850,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	2,913,840
975,000		Urban One, Inc., 144A, 7.375%, 4/15/2022	977,438
		TOTAL	35,221,603
		Metals & Mining—1.6%
1,675,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,639,406
2,425,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,431,062
2,375,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	2,274,063
575,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	594,406
1,525,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	1,582,188
500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	505,835
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	432,969
550,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	598,980
350,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	399,000
		TOTAL	10,457,909
		Midstream—5.9%
150,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	158,625

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	$ 659,375
2,375,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,529,375
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,511,656
1,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,077,687
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,523,094
2,350,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,244,250
400,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	435,500
1,850,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	2,065,062
475,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.000%, 6/30/2024	547,485
2,750,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	2,853,125
500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 5.625%, 10/1/2026	528,750
1,450,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,279,625
575,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	524,688
1,425,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	1,268,250
2,625,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	2,743,125
2,000,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	2,022,500
675,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	700,312
1,100,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,111,000
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,518,750
2,650,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	2,557,250
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,650,000
125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2023	127,969
525,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	547,969
825,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	856,969
400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	437,000
1,200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,206,000
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	518,750
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	508,175
1,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,716,000
725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	771,219
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	241,875
	TOTAL	39,441,410
	Oil Field Services—1.6%
275,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	278,438
1,425,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,496,392
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	583,500
175,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	162,750
48,164	Precision Drilling Corp., Sr. Unsecd. Note, 6.500%, 12/15/2021	48,525
1,075,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	1,101,552
900,000	Sesi LLC, 7.125%, 12/15/2021	636,750
2,500,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	1,631,250
1,450,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	1,345,600
1,275,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	1,345,265
1,650,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,752,960
	TOTAL	10,382,982
	Packaging—6.3%
2,300,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,363,250
1,075,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,115,313
3,600,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 7.250%, 5/15/2024	3,807,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$1,550,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	$ 1,586,813
900,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	938,250
4,350,000	Berry Plastics Corp., 5.500%, 5/15/2022	4,415,250
1,950,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,958,531
4,725,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	4,571,437
1,075,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,107,250
100,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	102,375
4,550,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,140,500
2,150,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	1,988,750
350,000	Greif, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/1/2027	362,250
2,775,000	Multi-Color Corp., 144A, 6.125%, 12/1/2022	2,868,656
475,000	Multi-Color Corp., Sr. Unsecd. Note, 144A, 4.875%, 11/1/2025	500,531
975,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	1,020,094
1,025,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	1,109,358
775,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	848,625
1,800,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	1,864,611
2,761,957	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	2,772,314
400,000	Sealed Air Corp., 144A, 4.875%, 12/1/2022	421,000
500,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	533,750
1,725,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,617,187
	TOTAL	42,013,095
	Paper—0.6%
575,000	Clearwater Paper Corp., Sr. Note, 4.500%, 2/1/2023	549,125
2,950,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,691,875
525,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	540,094
	TOTAL	3,781,094
	Pharmaceuticals—4.1%
650,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	680,062
425,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	447,729
900,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	958,590
110,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	111,293
522,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	530,023
3,900,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,987,750
1,350,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,407,375
1,925,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	2,121,388
1,475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,653,549
575,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	644,748
1,100,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	1,111,000
1,666,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	1,207,850
2,850,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	1,923,750
6,275,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	6,510,312
3,550,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	2,396,250
2,350,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,786,000
	TOTAL	27,477,669
	Refining—0.5%
3,025,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	3,087,769
	Restaurants—1.1%
4,325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	4,369,547
350,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	354,813

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurants—continued
$ 350,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	$ 358,750
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	957,375
1,475,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,550,579
	TOTAL	7,591,064
	Retailers—1.0%
1,225,000	Michaels Stores, Inc., 144A, 5.875%, 12/15/2020	1,227,481
1,300,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	1,298,882
2,500,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	2,525,000
1,125,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	1,094,062
175,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	183,969
	TOTAL	6,329,394
	Supermarkets—0.9%
875,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	938,437
2,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	2,936,250
1,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,848,219
	TOTAL	5,722,906
	Technology—8.5%
2,725,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	2,377,562
625,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.000%, 9/1/2023	639,063
1,475,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,584,150
650,000	CommScope, Inc., 144A, 5.500%, 6/15/2024	618,313
3,325,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	3,510,300
1,225,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	1,269,406
475,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	489,725
3,400,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	3,505,400
6,575,000	First Data Corp., 144A, 5.750%, 1/15/2024	6,772,250
675,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	697,889
525,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	545,344
2,950,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	2,721,375
3,475,000	Infor US, Inc., 6.500%, 5/15/2022	3,549,191
2,750,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	2,805,467
2,850,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	2,978,250
550,000	MSCI, Inc., 144A, 5.750%, 8/15/2025	580,250
700,000	NCR Corp., 6.375%, 12/15/2023	723,625
325,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	326,625
1,025,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	1,038,796
550,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	559,207
1,900,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	1,986,070
700,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.000%, 7/1/2024	727,125
1,550,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	1,042,375
1,875,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	1,948,828
575,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	590,813
400,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	419,000
225,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	240,188
750,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	795,000
3,150,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	3,354,750
1,475,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,445,883
4,350,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	4,502,250
325,000	Vantiv LLC, Sr. Unsecd. Note, 144A, 4.375%, 11/15/2025	338,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,525,000		Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	$ 1,499,914
		TOTAL	56,183,197
		Utility - Electric—2.5%
300,000		Calpine Corp., 144A, 5.250%, 6/1/2026	306,375
775,000		Calpine Corp., 144A, 5.875%, 1/15/2024	794,375
2,200,000		Calpine Corp., 5.750%, 1/15/2025	2,191,750
2,750,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	2,870,313
750,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	800,625
850,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	926,500
1,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	1,270,750
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	618,844
225,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	226,406
2,350,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,367,625
700,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 6.625%, 6/15/2025	737,625
1,050,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	1,088,687
700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	741,125
1,700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,806,250
		TOTAL	16,747,250
		Wireless Communications—3.8%
675,000		Altice France SA, 144A, 8.125%, 2/1/2027	710,438
2,700,000		Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	2,549,812
205,000		Digicel Group One Ltd., 144A, 8.250%, 12/30/2022	114,800
4,825,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	4,957,687
1,900,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,971,250
2,125,000		Sprint Corp., 7.125%, 6/15/2024	2,258,450
2,075,000		Sprint Corp., 7.875%, 9/15/2023	2,261,750
3,125,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,332,031
600,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	641,100
350,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	365,750
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	361,918
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	1,775,701
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	456,344
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	358,750
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	494,475
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	1,763,750
625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	677,225
		TOTAL	25,051,231
		TOTAL CORPORATE BONDS (IDENTIFIED COST $638,859,122)	636,581,156
		COMMON STOCK—0.1%
		Media Entertainment—0.1%
25,586	[2]	iHeartMedia, Inc., Class A (IDENTIFIED COST $628,678)	385,070
		WARRANT—0.0%
		Media Entertainment—0.1%
5	[2]	iHeartMedia, Inc., Warrant (IDENTIFIED COST $0)	69

Principal Amount or Shares		Value
	INVESTMENT COMPANY—3.0%
19,756,866	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.45%[4] (IDENTIFIED COST $19,762,793)	$ 19,762,793
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $659,250,593)	656,729,088
	OTHER ASSETS AND LIABILITIES - NET—0.9%[5]	6,152,525
	TOTAL NET ASSETS—100%	$ 662,881,613
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2019	20,025,479
Purchases/Additions	29,311,593
Sales/Reductions	(29,580,206)
Balance of Shares Held 6/30/2019	19,756,866
Value	$ 19,762,793
Change in Unrealized Appreciation/Depreciation	$ (1,264)
Net Realized Gain/(Loss)	$ 772
Dividend Income	$ 79,313
1	Issuer in default.
2	Non-income-producing security.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$636,580,913	$243	$636,581,156
Equity Securities:
Common Stocks
Domestic	385,070	—	—	385,070
Warrant	—	69	—	69
Investment Company	19,762,793	—	—	19,762,793
TOTAL SECURITIES	$20,147,863	$636,580,982	$243	$656,729,088
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note